Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock

Note 6. Common Stock

On July 1, 2020, the Company entered into an investment banking engagement agreement, as amended on October 30, 2020, with Newbridge Securities Corporation. In consideration for advisory services, the Company agreed to issue Newbridge a total of 60,000 shares of common stock with a fair value of $138,000 which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $69,000 for the six months ended June 30, 2021 in connection with these shares.

On February 8, 2021, the Company issued 25,000 shares of common stock with a fair value of $25,250 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On March 30, 2021, the Company issued 10,465 shares of common stock with a fair value of $24,697 to the designee of a law firm for services provided to the Company.

On March 31, 2021, the Company issued 5,000 shares of common stock with a fair value of $11,800 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On March 31, 2021, the Company issued 11,975 shares of common stock to Series A preferred stockholders as a common stock dividend with an aggregate fair value of $28,260 for the three months ended March 31, 2021.

On April 15, 2021, the Company issued an aggregate of 16,460 shares of common stock to Walter Lubkin Jr., Walter Lubkin III, Tracy Greco and John Lubkin (collectively, the “Coastal Sellers”) in lieu of $39,504 of outstanding interest under promissory notes issued by the Company to the Coastal Sellers in connection with the Coastal Pride acquisition.

On April 19, 2021, the Company issued 12,500 shares of common stock with a fair value of $25,000 to the designee of a law firm for services provided to the Company.

On April 29, 2021, the Company issued 105,757 shares of common stock to Kenar Overseas Corp. in lieu of $227,378 of outstanding interest under the Kenar Note.

On April 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $28,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On May 31, 2021, the Company issued 5,000 shares of common stock with a fair value of $31,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On June 17, 2021, the Company sold pursuant to subscription agreements an aggregate of 475,000 shares of common stock at $2.00 per share to four accredited investors in a private offering for gross proceeds of $950,000.

On June 23, 2021, the Company sold pursuant to subscription agreements an aggregate 212,750 shares of common stock at $2.00 per share to twenty-seven accredited investors in a private offering for gross proceeds of $425,000.

On June 24, 2021, the Company issued 987,741 shares to the sellers of TOBC as partial consideration for the sale of TOBC to the Company.

On June 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $36,250 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On June 30, 2021, the Company issued 10,465 shares of common stock with a fair value of $75,871 to the designee of a law firm for services provided to the Company.

On June 30, 2021, the Company issued an aggregate of 706,500 shares of common stock to Series A preferred stockholders upon conversion of an aggregate 1,413 shares of Series A preferred stock.

On June 30, 2021, the Company sold pursuant to subscription agreements an aggregate of 598,750 shares of common stock at $2.00 per share to twenty-six accredited investors in a private offering for gross proceeds of $1,198,000.

Note 9. Stockholders’ Equity

Preferred Stock

Our Board of Directors has designated 10,000 shares of preferred stock as “8% Series A Convertible Preferred Stock”.

The Series A Convertible Preferred Stock (“Series A Stock”) has no maturity and is not subject to any sinking fund or redemption and will remain outstanding indefinitely unless and until converted by the holder or the Company redeems or otherwise repurchases the Series A Stock.

Dividends. Cumulative dividends accrue on each share of Series A Stock at the rate of 8% (the “Dividend Rate”) of the purchase price of $1,000.00 per share, commencing on the date of issuance. Dividends are payable quarterly, when and if declared by the Board, beginning on September 30, 2018 (each a “Dividend Payment Date”) and are payable in shares of common stock (a “PIK Dividend”) with such shares being valued at the daily volume weighted average price (“VWAP”) of the common stock for the thirty trading days immediately prior to each Dividend Payment Date or if not traded or quoted as determined by an independent appraiser selected in good faith by the Company. Any fractional shares of a PIK Dividend will be rounded to the nearest one-hundredth of a share. All shares of common stock issued in payment of a PIK Dividend will be duly authorized, validly issued, fully paid and non-assessable. Dividends will accumulate whether or not the Company has earnings, there are funds legally available for the payment of those dividends and whether or not those dividends are declared by the Board.

Dividends of common stock were authorized for issuance to the stockholders in accordance with the terms of the Certificate of Designation for the Series A Stock on March 31, 2020, June 30, 2020, September 29, 2020, and December 31, 2020. The dividends resulted in the issuance of an aggregate of 52,286 shares of common stock with a value of $113,040. On March 31, 2021, the Company issued 11,975 shares of common stock to Series A preferred stockholders as a common stock dividend for the quarter ended March 31, 2021.

Conversion. Each share of Series A Stock is convertible at any time and in the sole discretion of the holder, into shares of common stock at a conversion rate of 500 shares of common stock for each share of Series A Stock (the “Conversion Rate”) The Company analyzed the embedded conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the conversion option should be classified as equity.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock at a par value of $.0001 and had 19,580,721 and 17,589,705 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively.

On January 29, 2019, the Company’s board of directors approved a private placement memorandum offering up to $300,000 or 150,000 shares of common stock at $2.00 per share.

On May 16, 2019, the Company issued 5,500 shares valued at $2.00 per share for a total value of $11,000 to certain employees as an incentive bonus.

On November 26, 2019, the Company issued 1,295,000 shares, valued at $2.00 per share for a total value of $2,590,000 in connection with the acquisition of Coastal Pride.

Dividends of common stock were authorized for issuance to the Series A preferred stockholders in accordance with the terms of the Certificate of Designation for the Series A Stock on March 31, 2019, June 30, 2019, September 20, 2019 and December 31, 2019. The dividends resulted in the issuances of an aggregate of 56,520 shares of common stock with a value of $113,041 during 2019.

During the year ended December 31, 2019, the Company issued 11,000 shares of common stock at $2.00 per share in a private placement offering.

During the year ended December 31, 2019, the Company issued 22,500 shares of common stock valued at $45,000 for legal and consulting fees. Additionally, the Company authorized an aggregate of 176,021 shares with a value of $352,042 for legal and consulting fees that were issued subsequent to December 31, 2019.

On May 27, 2020, the Company issued 5,000 shares of common stock at $2.00 per share in a private placement offering.

On May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar at $2.60 per share as a forbearance fee.in connection with Kenar’s agreement to amend its outstanding promissory note.

On December 30, 2020, the Company issued 796,650 shares of common stock to John Keeler’s designee as partial payment of outstanding notes payable totaling to $1,593,300.

Dividends of common stock were issued to the Series A preferred stockholders in accordance with the terms of the Certificate of Designation for the Series A Stock on March 31, 2020, June 30, 2020, September 29, 2020 and December 31, 2020. The dividends resulted in the issuances of an aggregate of 52,286 shares of common stock with a value of $113,040 during 2020.

During the year ended December 31, 2020, the Company issued 115,814 shares of common stock valued at $189,000 for legal and consulting fees.